Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 17
CIK	dei_EntityCentralIndexKey	0000929523
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 17, 2024
Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2024
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A